Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) customer	Mar. 31, 2025 customer	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies
Federal depository insurance coverage		$ 250,000
Increase available funding	$ 200,000
Other income recognized				$ 48,000
Issuance costs related to SAFE				0	$ 0
Unrecognized tax benefits				$ 0
Concentration risk, customer		For the three months ended March 31, 2026 and 2025, one customer accounted for substantially all of the Company’s revenue.
Number of customer accounted for substantially all revenue | customer		1	1